Organization and Principal Business (Details Narrative) - USD ($)					12 Months Ended
	Jun. 03, 2025	Aug. 22, 2024	Jul. 22, 2024	Mar. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 27, 2023	Feb. 08, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares issued					27,500,327	27,500,000	25,000,000
Ordinary shares, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Issuance of shares net of share offering costs, shares				3,750,000
Common stock value				$ 2,500	$ 2,750	$ 2,750
Ordinary shares, shares outstanding				25,000,000	27,500,327	27,500,000	25,000,000
Shares purchase, price per share		$ 0.55
Proceeds from issuance net of all expenses		$ 1,375,000			$ (42)	$ 1,345,000	$ 13,176,717
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value					$ 0.0001
Shares issued price per share					$ 0.9399
Proceeds from issuance net of all expenses					$ 307
Net of all expenses					$ 42
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value		$ 0.0001			$ 0.0001	$ 0.0001
Issuance of shares net of share offering costs, shares		2,500,000			327	2,500,000	3,750,000
Shares purchase	5,000,000.0				52,175
Common Stock [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value			$ 0.0001
Issuance of shares net of share offering costs, shares					327
Shares purchase			2,500,000
Shares purchase, price per share			$ 0.55
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares issued				3,325,000				425,000
Ordinary shares, par value				$ 0.0001
Shares issued price per share				$ 4.00
Banle International Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage									100.00%
CBL International [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage					52.70%
Straits [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage					32.30%
Public Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage					15.00%